INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Millions		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025
Operating activities
Profit before tax		$ 325	$ 87
Non-cash adjustments to reconcile profit before tax to net cash flows
Depreciation, amortization and impairment loss		194	154
(Gain) / loss on disposal of non-current assets		(5)	1
Listing expense		0	162
Finance costs		55	57
Finance income		(14)	(13)
Other non-operating loss, net		5	8
Foreign exchange (gain) / loss, net		(10)	21
Changes in trade and other receivables and prepayments		7	(49)
Changes in inventories		(2)	0
Changes in trade and other payables		14	80
Changes in provisions, pensions and other		3	6
Interest paid		(48)	(62)
Interest received		12	7
Income tax paid		(45)	(53)
Net cash flows from operating activities		491	406
Investing activities
Purchase of property, plant and equipment		(127)	(156)
Purchase of intangible assets		(59)	(47)
Receipts / (payments) for deposits		20	(38)
(Outflow) / inflow from loans granted, net		(11)	358
Proceeds from sale of property, plant and equipment and intangible assets		1	0
(Investment in) / receipts from financial assets		(41)	30
Acquisition of subsidiaries, net of cash acquired		(240)	(151)
Net cash flows used in investing activities		(457)	(4)
Financing activities
Repayment of Loan Note Payable		0	(123)
Repayments of bonds	[1]	(12)	(574)
Payment of principal portion of lease liabilities	[1]	(31)	(27)
Proceeds from SPAC Merger, net of transaction costs		0	132
Proceeds from borrowings, net of fees paid		0	7
Investment in shares of VEON Ltd.		0	(22)
Net cash flows used in financing activities		(43)	(607)
Net decrease in cash and cash equivalents		(9)	(205)
Net foreign exchange difference		(10)	3
Cash and cash equivalents at beginning of period		455	674
Cash and cash equivalents at end of period		$ 436	$ 472

[1]	The 2025 comparative amount of US$27 has been reclassified from "Repayment of bonds" to "Payment of principal portion of lease liabilities" to conform to the current period presentation. The reclassification had no impact on total cash flows from financing activities.